Schedule of employee benefits (Details) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Current	$ 214,465	$ 473,006
Non-current	48,271	25,988
Total	$ 262,736	$ 498,994